Portfolio of Investments
Variable Portfolio – Conservative Portfolio, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 1.9%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	292,599	1,269,879
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares(a),(b)	1,439,410	12,738,778
CTIVP® – AQR Managed Futures Strategy Fund, Class 1 Shares(a),(b)	1,015,684	7,566,850
Total Alternative Strategies Funds (Cost $26,278,902)		21,575,507

Equity Funds 19.8%

Global Real Estate 0.2%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	306,682	2,275,581
International 6.5%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	412,527	5,796,004
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	1,075,371	10,527,883
CTIVP® – AQR International Core Equity Fund, Class 1 Shares(a)	2,255,973	18,837,371
CTIVP® – DFA International Value Fund, Class 1 Shares(a)	1,381,227	9,088,475
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(a)	2,168,861	18,500,384
CTIVP® – William Blair International Leaders Fund, Class 1 Shares(a)	1,094,277	10,165,833
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares(a)	218,147	809,327
Total		73,725,277
U.S. Large Cap 11.4%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	423,272	9,261,184
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	269,386	12,626,126
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(a),(b)	143,275	3,285,302
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	556,323	10,642,454
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	1,056,003	10,412,194
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	422,992	8,341,395
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	348,612	11,594,832
Equity Funds (continued)
	Shares	Value ($)
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	378,534	11,246,251
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	520,742	11,529,238
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	349,049	11,152,103
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	588,355	10,984,590
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares(a),(b)	939,725	17,976,938
Total		129,052,607
U.S. Mid Cap 0.9%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	237,781	5,105,157
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	205,033	5,148,390
Total		10,253,547
U.S. Small Cap 0.8%
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares(a)	144,550	1,455,616
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares(a),(b)	125,294	1,820,513
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	143,327	2,734,682
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	127,398	2,396,363
Total		8,407,174
Total Equity Funds (Cost $237,517,885)		223,714,186

Fixed Income Funds 72.0%

Emerging Markets 0.6%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	803,336	6,611,455
High Yield 0.4%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	698,238	4,692,157
Investment Grade 70.6%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	20,684,201	215,943,059
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	1,315,856	12,355,890
Variable Portfolio – Conservative Portfolio | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, March 31, 2020 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	2,888,456	33,910,465
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	4,593,547	48,921,277
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	8,806,742	96,257,693
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	11,118,716	124,974,370
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	3,801,770	39,728,495
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	19,747,764	224,729,558
Total		796,820,807
Multisector 0.4%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	1,198,352	4,601,671
Total Fixed Income Funds (Cost $790,160,893)		812,726,090

Money Market Funds 6.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(a),(c)	53,487,097	53,460,353
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.173%(a),(c)	15,993,659	15,993,659
Total Money Market Funds (Cost $69,479,222)		69,454,012
Total Investments in Securities (Cost: $1,123,436,902)		1,127,469,795
Other Assets & Liabilities, Net		1,666,866
Net Assets		1,129,136,661

At March 31, 2020, securities and/or cash totaling $1,965,275 were pledged as collateral.
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	32	06/2020	USD	4,111,520	265,798	—
U.S. Treasury 10-Year Note	133	06/2020	USD	18,445,438	815,411	—
U.S. Ultra Treasury Bond	26	06/2020	USD	5,768,750	535,586	—
Total					1,616,795	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(134)	06/2020	USD	(5,647,430)	—	(235,950)
TOPIX Index	(23)	06/2020	JPY	(322,690,000)	—	(75,980)
Total					—	(311,930)
2	Variable Portfolio – Conservative Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, March 31, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	45,517,945	20,533,589	(12,564,437)	53,487,097	—	2,021	(24,726)	177,490	53,460,353
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	1,987,789	—	(1,695,190)	292,599	—	(1,508,316)	(17,032)	—	1,269,879
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	301,349	143,755	(21,832)	423,272	—	206,000	(1,649,974)	—	9,261,184
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	319,865	60,947	(111,426)	269,386	—	2,738,409	(5,025,642)	—	12,626,126
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares
	1,439,410	—	—	1,439,410	—	—	(244,700)	—	12,738,778
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	39,517	103,758	—	143,275	—	—	(944,007)	—	3,285,302
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	519,966	283,370	—	803,336	—	—	(1,169,498)	59,884	6,611,455
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	102,236	310,291	—	412,527	—	—	(758,200)	50,474	5,796,004
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.173%
	15,952,799	40,860	—	15,993,659	—	—	—	40,431	15,993,659
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	698,237	—	1	698,238	—	—	(642,379)	—	4,692,157
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	20,049,552	1,068,532	(433,883)	20,684,201	—	194,261	(4,726,188)	—	215,943,059
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	146,460	409,863	—	556,323	—	—	(1,438,222)	—	10,642,454
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	1,435,113	—	(119,257)	1,315,856	—	(63,814)	(422,266)	—	12,355,890
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	2,431,450	498,006	(41,000)	2,888,456	—	67,772	1,884,111	—	33,910,465
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	1,067,375	7,996	—	1,075,371	—	—	(3,853,785)	78,836	10,527,883
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	941,595	114,408	—	1,056,003	—	—	(2,181,366)	—	10,412,194
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	164,843	258,148	1	422,992	—	—	(2,385,955)	—	8,341,395
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares
	144,550	—	—	144,550	—	—	(809,479)	—	1,455,616
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares
	125,294	—	—	125,294	—	—	(412,216)	—	1,820,513
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	1,198,352	—	—	1,198,352	—	—	(515,291)	—	4,601,671
Variable Portfolio – Conservative Portfolio | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, March 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	3,754,241	1,057,575	(218,269)	4,593,547	—	47,915	(72,898)	—	48,921,277
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	6,712,846	2,408,440	(314,544)	8,806,742	—	100,989	(966,225)	—	96,257,693
CTIVP® – AQR International Core Equity Fund, Class 1 Shares
	1,705,652	550,321	—	2,255,973	—	—	(4,586,318)	48,075	18,837,371
CTIVP® – AQR Managed Futures Strategy Fund, Class 1 Shares
	1,015,684	—	—	1,015,684	—	—	243,765	—	7,566,850
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	767,030	—	(460,348)	306,682	—	(196,430)	(445,230)	—	2,275,581
CTIVP® – DFA International Value Fund, Class 1 Shares
	693,877	687,350	—	1,381,227	—	—	(2,289,367)	78,028	9,088,475
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	1,681,236	541,832	(54,207)	2,168,861	—	14,736	(4,141,249)	35,708	18,500,384
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	383,054	69,453	(103,895)	348,612	—	1,564,088	(2,623,077)	—	11,594,832
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	404,888	77,590	(103,944)	378,534	—	1,769,400	(3,154,627)	—	11,246,251
CTIVP® – MFS® Value Fund, Class 1 Shares
	815,776	101,216	(396,250)	520,742	—	3,792,910	(6,697,478)	—	11,529,238
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	567,237	72,094	(290,282)	349,049	—	5,871,493	(6,216,125)	—	11,152,103
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	111,737	495,204	(18,586)	588,355	—	118,309	(3,690,360)	—	10,984,590
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	10,493,433	1,022,293	(397,010)	11,118,716	—	243,379	2,218,586	—	124,974,370
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	134,650	103,131	—	237,781	—	—	(1,258,584)	—	5,105,157
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	3,914,457	—	(112,687)	3,801,770	—	672	651,935	—	39,728,495
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	115,289	89,744	—	205,033	—	—	(842,743)	—	5,148,390
CTIVP® – William Blair International Leaders Fund, Class 1 Shares
	596,838	497,439	—	1,094,277	—	—	(1,262,060)	25,854	10,165,833
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares
	213,695	4,452	—	218,147	—	—	(352,641)	16,563	809,327
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	18,989,713	1,005,523	(247,472)	19,747,764	—	58,552	4,325,377	—	224,729,558
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares
	818,137	121,588	—	939,725	—	—	(3,882,776)	—	17,976,938
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	143,327	—	—	143,327	—	—	(902,960)	—	2,734,682
4	Variable Portfolio – Conservative Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, March 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	127,398	—	—	127,398	—	—	(1,303,285)	—	2,396,363
Total					—	15,022,346	(62,585,155)	611,343	1,127,469,795

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2020.
Currency Legend
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Conservative Portfolio | Quarterly Report 2020	5

Portfolio of Investments
Variable Portfolio – Moderately Conservative Portfolio, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 2.2%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	1,409,906	6,118,992
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares(a),(b)	3,442,061	30,462,238
CTIVP® – AQR Managed Futures Strategy Fund, Class 1 Shares(a),(b)	2,996,972	22,327,443
Total Alternative Strategies Funds (Cost $70,716,268)		58,908,673

Equity Funds 30.4%

Global Real Estate 0.4%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	1,458,287	10,820,490
International 9.3%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	496,384	6,974,197
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	5,506,284	53,906,519
CTIVP® – AQR International Core Equity Fund, Class 1 Shares(a)	8,729,388	72,890,388
CTIVP® – DFA International Value Fund, Class 1 Shares(a)	2,957,810	19,462,393
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(a)	8,477,422	72,312,408
CTIVP® – William Blair International Leaders Fund, Class 1 Shares(a)	2,550,642	23,695,462
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares(a)	1,156,833	4,291,851
Total		253,533,218
U.S. Large Cap 18.4%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	1,411,158	30,876,138
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	968,806	45,407,908
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(a),(b)	627,445	14,387,317
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	2,123,627	40,624,989
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	5,044,812	49,741,841
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	1,481,343	29,212,091
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	1,338,421	44,515,872
Equity Funds (continued)
	Shares	Value ($)
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	1,452,975	43,167,883
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	2,018,175	44,682,399
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	1,325,139	42,338,191
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	2,219,890	41,445,352
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares(a),(b)	3,830,777	73,282,769
Total		499,682,750
U.S. Mid Cap 0.8%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	490,276	10,526,215
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	462,754	11,619,764
Total		22,145,979
U.S. Small Cap 1.5%
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares(a)	710,291	7,152,632
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares(a),(b)	615,669	8,945,671
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	719,596	13,729,900
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	656,521	12,349,159
Total		42,177,362
Total Equity Funds (Cost $799,286,411)		828,359,799

Fixed Income Funds 61.9%

Emerging Markets 0.6%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	2,040,242	16,791,189
High Yield 0.4%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	1,671,330	11,231,337
Investment Grade 60.5%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	32,967,669	344,182,469
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	5,244,881	49,249,437
6	Variable Portfolio – Moderately Conservative Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, March 31, 2020 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	6,484,979	76,133,657
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	3,445,042	36,689,697
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	26,630,061	291,066,565
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	24,405,643	274,319,422
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	10,772,659	112,574,283
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	40,588,021	461,891,683
Total		1,646,107,213
Multisector 0.4%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	2,912,220	11,182,923
Total Fixed Income Funds (Cost $1,641,769,941)		1,685,312,662

Money Market Funds 4.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(a),(c)	115,172,612	115,115,026
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.173%(a),(c)	15,024,295	15,024,295
Total Money Market Funds (Cost $130,191,840)		130,139,321
Total Investments in Securities (Cost: $2,641,964,460)		2,702,720,455
Other Assets & Liabilities, Net		17,940,726
Net Assets		2,720,661,181

At March 31, 2020, securities and/or cash totaling $19,074,870 were pledged as collateral.
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50 Index	844	06/2020	EUR	23,184,680	2,099,514	—
FTSE 100 Index	184	06/2020	GBP	10,369,320	1,149,469	—
S&P 500 Index E-mini	429	06/2020	USD	55,120,065	2,898,729	—
SPI 200 Index	92	06/2020	AUD	11,750,700	—	(32,244)
Total					6,147,712	(32,244)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(394)	06/2020	USD	(16,605,130)	—	(693,764)
TOPIX Index	(79)	06/2020	JPY	(1,108,370,000)	—	(260,975)
U.S. Treasury 10-Year Note	(200)	06/2020	USD	(27,737,500)	—	(691,745)
U.S. Treasury 2-Year Note	(97)	06/2020	USD	(21,377,133)	—	(329,833)
Total					—	(1,976,317)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 34	Morgan Stanley	06/20/2025	1.000	Quarterly	1.151	USD	105,005,000	995,445	—	—	995,445	—
Variable Portfolio – Moderately Conservative Portfolio | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, March 31, 2020 (Unaudited)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	112,224,329	69,440,624	(66,492,341)	115,172,612	—	8,026	(51,884)	430,942	115,115,026
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	5,951,282	—	(4,541,376)	1,409,906	—	(4,317,043)	(502,579)	—	6,118,992
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	1,210,547	300,357	(99,746)	1,411,158	—	1,158,181	(8,393,006)	—	30,876,138
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	1,143,254	7,201	(181,649)	968,806	—	3,625,047	(15,062,521)	—	45,407,908
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares
	3,442,061	—	—	3,442,061	—	—	(585,150)	—	30,462,238
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	910,831	—	(283,386)	627,445	—	3,652,490	(8,027,163)	—	14,387,317
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	1,248,936	791,306	—	2,040,242	—	—	(2,986,662)	152,087	16,791,189
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	474,104	22,280	—	496,384	—	—	(2,415,478)	60,979	6,974,197
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.173%
	14,985,911	38,384	—	15,024,295	—	—	—	37,981	15,024,295
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	1,649,752	21,578	—	1,671,330	—	—	(1,535,498)	—	11,231,337
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	33,998,483	59,769	(1,090,583)	32,967,669	—	463,568	(7,648,388)	—	344,182,469
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	1,971,520	152,107	—	2,123,627	—	—	(5,975,602)	—	40,624,989
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	5,625,289	49,601	(430,009)	5,244,881	—	(418,675)	(1,541,667)	—	49,249,437
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	6,776,519	—	(291,540)	6,484,979	—	514,141	4,490,563	—	76,133,657
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	5,465,344	40,940	—	5,506,284	—	—	(19,732,757)	403,670	53,906,519
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	3,969,548	1,075,264	—	5,044,812	—	—	(10,595,092)	—	49,741,841
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	6,031	1,475,312	—	1,481,343	—	—	(11,250,795)	—	29,212,091
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares
	710,291	—	—	710,291	—	—	(3,977,630)	—	7,152,632
8	Variable Portfolio – Moderately Conservative Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, March 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares
	615,669	—	—	615,669	—	—	(2,025,551)	—	8,945,671
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	2,873,992	38,228	—	2,912,220	—	—	(1,251,753)	—	11,182,923
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	3,835,287	—	(390,245)	3,445,042	—	235,866	(95,673)	—	36,689,697
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	24,410,053	3,274,557	(1,054,549)	26,630,061	—	107,436	(2,588,011)	—	291,066,565
CTIVP® – AQR International Core Equity Fund, Class 1 Shares
	8,659,919	69,469	—	8,729,388	—	—	(23,302,971)	186,251	72,890,388
CTIVP® – AQR Managed Futures Strategy Fund, Class 1 Shares
	2,996,972	—	—	2,996,972	—	—	719,273	—	22,327,443
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	3,394,566	—	(1,936,279)	1,458,287	—	(45,297)	(3,062,682)	—	10,820,490
CTIVP® – DFA International Value Fund, Class 1 Shares
	3,361,248	100,699	(504,137)	2,957,810	—	(857,317)	(8,957,554)	169,858	19,462,393
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	8,580,886	63,425	(166,889)	8,477,422	—	40,311	(21,673,503)	139,482	72,312,408
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	1,632,833	4,348	(298,760)	1,338,421	—	6,241,392	(11,667,118)	—	44,515,872
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	2,147,199	7,061	(701,285)	1,452,975	—	16,096,794	(22,634,885)	—	43,167,883
CTIVP® – MFS® Value Fund, Class 1 Shares
	4,306,668	8,821	(2,297,314)	2,018,175	—	40,853,647	(54,696,050)	—	44,682,399
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	2,670,405	—	(1,345,266)	1,325,139	—	35,356,278	(37,207,377)	—	42,338,191
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	3,226,571	—	(1,006,681)	2,219,890	—	15,664,702	(32,747,503)	—	41,445,352
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	16,517,082	8,636,263	(747,702)	24,405,643	—	646,191	3,840,703	—	274,319,422
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	490,276	—	—	490,276	—	—	(4,338,938)	—	10,526,215
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	11,176,040	—	(403,381)	10,772,659	—	14,905	1,850,928	—	112,574,283
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	462,754	—	—	462,754	—	—	(3,271,674)	—	11,619,764
CTIVP® – William Blair International Leaders Fund, Class 1 Shares
	2,890,893	50,776	(391,027)	2,550,642	—	(202,710)	(5,599,516)	61,095	23,695,462
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares
	1,133,221	23,612	—	1,156,833	—	—	(1,870,051)	87,836	4,291,851
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	41,416,101	56,964	(885,044)	40,588,021	—	206,111	9,280,084	—	461,891,683
Variable Portfolio – Moderately Conservative Portfolio | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, March 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares
	3,435,267	508,424	(112,914)	3,830,777	—	1,319,633	(19,783,332)	—	73,282,769
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	709,611	9,985	—	719,596	—	—	(4,524,140)	—	13,729,900
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	647,093	9,428	—	656,521	—	—	(6,686,515)	—	12,349,159
Total					—	120,363,677	(348,085,118)	1,730,181	2,702,720,455

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2020.
Currency Legend
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Variable Portfolio – Moderately Conservative Portfolio | Quarterly Report 2020

Portfolio of Investments
Variable Portfolio – Moderate Portfolio, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 2.1%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	10,192,734	44,236,466
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares(a),(b)	15,996,581	141,569,737
CTIVP® – AQR Managed Futures Strategy Fund, Class 1 Shares(a),(b)	17,651,438	131,503,215
Total Alternative Strategies Funds (Cost $388,027,626)		317,309,418

Equity Funds 44.7%

Global Real Estate 0.6%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	12,025,106	89,226,289
International 13.1%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	3,689,012	51,830,617
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	35,560,518	348,137,476
CTIVP® – AQR International Core Equity Fund, Class 1 Shares(a)	66,914,016	558,732,030
CTIVP® – DFA International Value Fund, Class 1 Shares(a)	23,085,731	151,904,111
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(a)	70,004,620	597,139,412
CTIVP® – William Blair International Leaders Fund, Class 1 Shares(a)	20,049,671	186,261,442
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares(a)	8,225,153	30,515,316
Total		1,924,520,404
U.S. Large Cap 27.6%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	11,395,134	249,325,531
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	8,176,319	383,224,081
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	17,625,237	337,170,777
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	42,042,671	414,540,733
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	17,770,605	350,436,337
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	11,157,163	371,087,233
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	12,050,333	358,015,412
Equity Funds (continued)
	Shares	Value ($)
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	15,383,969	340,601,076
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	10,830,122	346,022,398
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	16,995,575	317,307,379
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares(a),(b)	31,234,656	597,518,973
Total		4,065,249,930
U.S. Mid Cap 1.2%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	3,996,779	85,810,852
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	3,822,074	95,972,281
Total		181,783,133
U.S. Small Cap 2.2%
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares(a)	5,760,122	58,004,427
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares(a),(b)	4,992,782	72,545,118
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	5,510,050	105,131,763
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	4,963,794	93,368,959
Total		329,050,267
Total Equity Funds (Cost $6,257,300,490)		6,589,830,023

Fixed Income Funds 50.6%

Emerging Markets 0.6%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	11,524,907	94,849,986
High Yield 0.4%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	8,068,172	54,218,115
Investment Grade 49.2%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	135,936,855	1,419,180,769
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	14,914,052	140,042,952
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	60,803,101	713,828,404
Variable Portfolio – Moderate Portfolio | Quarterly Report 2020	11

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, March 31, 2020 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	27,104,887	288,667,049
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	112,175,988	1,226,083,546
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	98,412,095	1,106,151,945
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	95,121,059	994,015,069
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	120,811,590	1,374,835,890
Total		7,262,805,624
Multisector 0.4%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	14,333,231	55,039,606
Total Fixed Income Funds (Cost $7,231,808,189)		7,466,913,331

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(a),(c)	209,818,190	209,713,281
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.173%(a),(c)	29,893,578	29,893,578
Total Money Market Funds (Cost $239,690,773)		239,606,859
Total Investments in Securities (Cost: $14,116,827,078)		14,613,659,631
Other Assets & Liabilities, Net		141,278,385
Net Assets		14,754,938,016

At March 31, 2020, securities and/or cash totaling $144,844,250 were pledged as collateral.
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50 Index	6,462	06/2020	EUR	177,511,140	20,256,410	—
FTSE 100 Index	1,045	06/2020	GBP	58,890,975	6,528,232	—
S&P 500 Index E-mini	2,674	06/2020	USD	343,568,890	17,565,016	—
SPI 200 Index	670	06/2020	AUD	85,575,750	—	(234,820)
Total					44,349,658	(234,820)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(2,580)	06/2020	USD	(108,734,100)	—	(4,542,924)
TOPIX Index	(645)	06/2020	JPY	(9,049,350,000)	—	(2,130,745)
U.S. Treasury 10-Year Note	(2,000)	06/2020	USD	(277,375,000)	—	(6,917,448)
U.S. Ultra Treasury Bond	(1,000)	06/2020	USD	(221,875,000)	—	(23,421,650)
Total					—	(37,012,767)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 34	Morgan Stanley	06/20/2025	1.000	Quarterly	1.151	USD	710,859,000	6,738,924	—	—	6,738,924	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
12	Variable Portfolio – Moderate Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, March 31, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	303,637,626	358,074,094	(451,893,530)	209,818,190	—	20,656	(81,198)	1,134,477	209,713,281
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	35,370,695	—	(25,177,961)	10,192,734	—	(25,192,012)	(4,313,880)	—	44,236,466
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	12,926,478	—	(1,531,344)	11,395,134	—	17,912,067	(75,537,579)	—	249,325,531
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	13,759,155	—	(5,582,836)	8,176,319	—	122,986,692	(213,919,277)	—	383,224,081
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares
	15,996,581	—	—	15,996,581	—	—	(2,719,418)	—	141,569,737
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	7,013,154	4,511,753	—	11,524,907	—	—	(16,880,666)	859,108	94,849,986
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	3,656,780	32,232	—	3,689,012	—	—	(18,064,813)	453,185	51,830,617
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.173%
	29,817,207	76,371	—	29,893,578	—	—	—	75,570	29,893,578
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	8,068,172	—	—	8,068,172	—	—	(7,422,718)	—	54,218,115
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	140,903,533	—	(4,966,678)	135,936,855	—	2,216,559	(31,644,445)	—	1,419,180,769
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	18,558,331	—	(933,094)	17,625,237	—	13,515,327	(61,112,825)	—	337,170,777
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	16,012,937	—	(1,098,885)	14,914,052	—	(732,805)	(4,825,902)	—	140,042,952
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	61,732,301	—	(929,200)	60,803,101	—	1,662,072	44,412,950	—	713,828,404
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	35,296,120	264,398	—	35,560,518	—	—	(127,437,501)	2,606,971	348,137,476
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	40,637,848	1,404,823	—	42,042,671	—	—	(85,809,281)	—	414,540,733
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	1,850,936	16,607,659	(687,990)	17,770,605	—	9,112,607	(147,478,779)	—	350,436,337
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares
	5,760,122	—	—	5,760,122	—	—	(32,256,683)	—	58,004,427
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares
	4,992,782	—	—	4,992,782	—	—	(16,426,252)	—	72,545,118
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	14,333,231	—	—	14,333,231	—	—	(6,163,289)	—	55,039,606
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	28,099,442	—	(994,555)	27,104,887	—	289,910	645,667	—	288,667,049
Variable Portfolio – Moderate Portfolio | Quarterly Report 2020	13

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, March 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	96,840,976	20,142,415	(4,807,403)	112,175,988	—	(227,612)	(10,969,981)	—	1,226,083,546
CTIVP® – AQR International Core Equity Fund, Class 1 Shares
	66,745,458	168,558	—	66,914,016	—	—	(178,898,053)	1,427,685	558,732,030
CTIVP® – AQR Managed Futures Strategy Fund, Class 1 Shares
	17,651,438	—	—	17,651,438	—	—	4,236,344	—	131,503,215
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	25,778,459	—	(13,753,353)	12,025,106	—	(1,113,400)	(25,013,138)	—	89,226,289
CTIVP® – DFA International Value Fund, Class 1 Shares
	26,226,533	197,603	(3,338,405)	23,085,731	—	(7,911,970)	(69,450,061)	1,318,010	151,904,111
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	70,968,314	133,684	(1,097,378)	70,004,620	—	(47,754)	(178,898,490)	1,151,023	597,139,412
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	18,949,966	—	(7,792,803)	11,157,163	—	168,599,157	(208,232,159)	—	371,087,233
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	19,783,819	—	(7,733,486)	12,050,333	—	188,095,913	(239,798,583)	—	358,015,412
CTIVP® – MFS® Value Fund, Class 1 Shares
	27,997,663	—	(12,613,694)	15,383,969	—	243,135,632	(355,355,403)	—	340,601,076
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	21,155,537	—	(10,325,415)	10,830,122	—	288,411,458	(305,430,206)	—	346,022,398
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	25,740,769	—	(8,745,194)	16,995,575	—	135,934,246	(273,292,600)	—	317,307,379
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	81,394,985	21,790,225	(4,773,115)	98,412,095	—	4,164,471	16,185,705	—	1,106,151,945
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	3,996,779	—	—	3,996,779	—	—	(35,371,497)	—	85,810,852
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	96,665,112	—	(1,544,053)	95,121,059	—	76,838	16,247,782	—	994,015,069
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	3,822,074	—	—	3,822,074	—	—	(27,022,064)	—	95,972,281
CTIVP® – William Blair International Leaders Fund, Class 1 Shares
	22,559,918	50,949	(2,561,196)	20,049,671	—	(4,355,813)	(41,685,809)	477,906	186,261,442
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares
	8,057,271	167,882	—	8,225,153	—	—	(13,296,176)	624,519	30,515,316
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	88,429,883	37,085,860	(4,704,153)	120,811,590	—	1,361,741	21,654,962	—	1,374,835,890
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares
	9,398,985	23,065,466	(1,229,795)	31,234,656	—	14,816,517	(174,402,823)	—	597,518,973
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	5,510,050	—	—	5,510,050	—	—	(34,713,318)	—	105,131,763
14	Variable Portfolio – Moderate Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, March 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	4,963,794	—	—	4,963,794	—	—	(50,779,609)	—	93,368,959
Total					—	1,172,730,497	(2,971,321,066)	10,128,454	14,613,659,631

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2020.
Currency Legend
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Moderate Portfolio | Quarterly Report 2020	15

Portfolio of Investments
Variable Portfolio – Moderately Aggressive Portfolio, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 2.6%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	10,582,673	45,928,802
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares(a),(b)	6,301,488	55,768,164
CTIVP® – AQR Managed Futures Strategy Fund, Class 1 Shares(a),(b)	8,951,926	66,691,850
Total Alternative Strategies Funds (Cost $209,592,210)		168,388,816

Equity Funds 60.0%

Global Real Estate 0.8%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	7,160,710	53,132,467
International 16.9%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	1,667,047	23,422,017
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	19,756,980	193,420,830
CTIVP® – AQR International Core Equity Fund, Class 1 Shares(a)	36,515,694	304,906,042
CTIVP® – DFA International Value Fund, Class 1 Shares(a)	14,205,168	93,470,005
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(a)	39,047,420	333,074,492
CTIVP® – William Blair International Leaders Fund, Class 1 Shares(a)	11,559,197	107,384,945
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares(a)	5,340,962	19,814,969
Total		1,075,493,300
U.S. Large Cap 37.6%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	6,536,608	143,020,971
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	4,752,784	222,762,987
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	10,439,199	199,701,877
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	25,006,131	246,560,453
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	10,303,136	203,177,839
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	6,617,578	220,100,659
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	7,137,830	212,064,922
Equity Funds (continued)
	Shares	Value ($)
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	9,012,859	199,544,705
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	6,487,439	207,273,675
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	10,097,337	188,517,286
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares(a),(b)	18,835,833	360,329,489
Total		2,403,054,863
U.S. Mid Cap 1.7%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	2,423,369	52,029,735
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	2,289,744	57,495,478
Total		109,525,213
U.S. Small Cap 3.0%
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares(a)	3,402,573	34,263,908
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares(a),(b)	2,949,296	42,853,268
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(a),(b)	1,344,216	22,085,477
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	2,586,525	49,350,889
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	2,358,739	44,367,876
Total		192,921,418
Total Equity Funds (Cost $3,694,691,656)		3,834,127,261

Fixed Income Funds 32.0%

Emerging Markets 0.5%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	4,444,934	36,581,808
High Yield 0.3%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	2,634,844	17,706,148
Investment Grade 31.0%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	46,799,582	488,587,640
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	5,914,306	55,535,335
16	Variable Portfolio – Moderately Aggressive Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, March 31, 2020 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	9,499,324	111,522,065
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	9,621,386	102,467,756
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	33,644,698	367,736,544
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	18,954,268	213,045,975
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	9,883,143	103,278,848
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	47,316,507	538,461,844
Total		1,980,636,007
Multisector 0.2%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	3,108,367	11,936,131
Total Fixed Income Funds (Cost $2,001,057,150)		2,046,860,094

Money Market Funds 4.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(a),(c)	283,627,637	283,485,824
Total Money Market Funds (Cost $283,610,581)		283,485,824
Total Investments in Securities (Cost: $6,188,951,597)		6,332,861,995
Other Assets & Liabilities, Net		56,380,917
Net Assets		6,389,242,912

At March 31, 2020, securities and/or cash totaling $58,964,717 were pledged as collateral.
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50 Index	2,856	06/2020	EUR	78,454,320	8,484,273	—
FTSE 100 Index	669	06/2020	GBP	37,701,495	4,179,318	—
S&P 500 Index E-mini	953	06/2020	USD	122,446,205	6,154,540	—
SPI 200 Index	370	06/2020	AUD	47,258,250	—	(129,677)
Total					18,818,131	(129,677)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(1,448)	06/2020	USD	(61,025,960)	—	(2,549,672)
TOPIX Index	(268)	06/2020	JPY	(3,760,040,000)	—	(885,333)
U.S. Treasury 10-Year Note	(450)	06/2020	USD	(62,409,375)	—	(1,556,426)
U.S. Treasury 2-Year Note	(230)	06/2020	USD	(50,688,047)	—	(782,077)
Total					—	(5,773,508)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 34	Morgan Stanley	06/20/2025	1.000	Quarterly	1.151	USD	340,775,000	3,230,538	—	—	3,230,538	—
Variable Portfolio – Moderately Aggressive Portfolio | Quarterly Report 2020	17

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, March 31, 2020 (Unaudited)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	301,389,429	153,413,078	(171,174,870)	283,627,637	—	21,690	(123,431)	1,130,884	283,485,824
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	21,584,399	69,267	(11,070,993)	10,582,673	—	(12,794,678)	(7,505,895)	—	45,928,802
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	5,720,446	1,721,137	(904,975)	6,536,608	—	10,236,476	(44,903,356)	—	143,020,971
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	7,591,910	7,137	(2,846,263)	4,752,784	—	61,998,792	(115,879,210)	—	222,762,987
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares
	6,262,255	39,233	—	6,301,488	—	—	(1,079,330)	—	55,768,164
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	2,421,637	2,023,297	—	4,444,934	—	—	(6,575,683)	331,341	36,581,808
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	1,960,510	33,231	(326,694)	1,667,047	—	497,557	(9,214,923)	206,002	23,422,017
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	2,634,844	—	—	2,634,844	—	—	(2,424,056)	—	17,706,148
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	48,847,899	53,302	(2,101,619)	46,799,582	—	966,946	(11,042,411)	—	488,587,640
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	9,568,238	870,961	—	10,439,199	—	—	(29,524,558)	—	199,701,877
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	6,197,289	7,344	(290,327)	5,914,306	—	(179,655)	(2,013,616)	—	55,535,335
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	9,733,165	12,519	(246,360)	9,499,324	—	355,884	6,883,247	—	111,522,065
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	20,078,007	157,897	(478,924)	19,756,980	—	(299,161)	(71,260,860)	1,449,436	193,420,830
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	25,628,914	—	(622,783)	25,006,131	—	1,382,166	(51,939,505)	—	246,560,453
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	9,084,868	1,810,212	(591,944)	10,303,136	—	3,172,000	(86,673,375)	—	203,177,839
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares
	3,402,573	—	—	3,402,573	—	—	(19,054,407)	—	34,263,908
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares
	2,949,296	—	—	2,949,296	—	—	(9,703,184)	—	42,853,268
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	3,108,367	—	—	3,108,367	—	—	(1,336,598)	—	11,936,131
18	Variable Portfolio – Moderately Aggressive Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, March 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	1,609,703	5,933	(271,420)	1,344,216	—	439,258	(12,068,363)	—	22,085,477
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	9,614,632	6,754	—	9,621,386	—	—	287,966	—	102,467,756
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	35,379,579	45,174	(1,780,055)	33,644,698	—	64,484	(2,558,549)	—	367,736,544
CTIVP® – AQR International Core Equity Fund, Class 1 Shares
	37,825,129	124,861	(1,434,296)	36,515,694	—	(784,680)	(98,515,749)	779,985	304,906,042
CTIVP® – AQR Managed Futures Strategy Fund, Class 1 Shares
	8,951,926	—	—	8,951,926	—	—	2,148,462	—	66,691,850
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	15,790,290	—	(8,629,580)	7,160,710	—	(1,455,546)	(14,003,345)	—	53,132,467
CTIVP® – DFA International Value Fund, Class 1 Shares
	15,092,768	144,120	(1,031,720)	14,205,168	—	(3,096,876)	(42,519,379)	806,292	93,470,005
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	40,363,615	107,150	(1,423,345)	39,047,420	—	(1,455,005)	(99,153,194)	642,162	333,074,492
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	10,032,618	7,204	(3,422,244)	6,617,578	—	95,107,913	(119,901,612)	—	220,100,659
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	10,802,132	—	(3,664,302)	7,137,830	—	89,329,056	(121,167,429)	—	212,064,922
CTIVP® – MFS® Value Fund, Class 1 Shares
	1,969,245	8,332,709	(1,289,095)	9,012,859	—	20,278,850	(89,337,940)	—	199,544,705
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	11,396,253	—	(4,908,814)	6,487,439	—	132,353,203	(145,088,261)	—	207,273,675
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	14,523,903	16,548	(4,443,114)	10,097,337	—	67,804,258	(148,798,388)	—	188,517,286
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	19,939,882	25,791	(1,011,405)	18,954,268	—	879,624	3,656,001	—	213,045,975
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	2,423,369	—	—	2,423,369	—	—	(21,446,816)	—	52,029,735
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	9,876,154	6,989	—	9,883,143	—	—	1,679,592	—	103,278,848
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	2,289,744	—	—	2,289,744	—	—	(16,188,492)	—	57,495,478
CTIVP® – William Blair International Leaders Fund, Class 1 Shares
	12,831,613	59,937	(1,332,353)	11,559,197	—	(2,014,791)	(24,140,473)	274,603	107,384,945
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares
	5,231,949	109,013	—	5,340,962	—	—	(8,633,806)	405,528	19,814,969
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	31,970,271	16,592,426	(1,246,190)	47,316,507	—	938,356	7,624,656	—	538,461,844
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares
	10,294,346	9,053,740	(512,253)	18,835,833	—	6,903,899	(100,459,433)	—	360,329,489
Variable Portfolio – Moderately Aggressive Portfolio | Quarterly Report 2020	19

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, March 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	2,648,087	—	(61,562)	2,586,525	—	738,087	(17,180,996)	—	49,350,889
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	2,417,362	—	(58,623)	2,358,739	—	521,466	(24,939,117)	—	44,367,876
Total					—	471,909,573	(1,554,075,816)	6,026,233	6,332,861,995

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2020.
Currency Legend
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
20	Variable Portfolio – Moderately Aggressive Portfolio | Quarterly Report 2020

Portfolio of Investments
Variable Portfolio – Aggressive Portfolio, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 2.2%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	4,259,743	18,487,283
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares(a),(b)	1,296,899	11,477,556
CTIVP® – AQR Managed Futures Strategy Fund, Class 1 Shares(a),(b)	1,853,038	13,805,134
Total Alternative Strategies Funds (Cost $54,818,795)		43,769,973

Equity Funds 76.9%

Global Real Estate 1.0%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	2,820,086	20,925,037
International 22.1%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	854,280	12,002,638
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	8,131,651	79,608,863
CTIVP® – AQR International Core Equity Fund, Class 1 Shares(a)	14,918,619	124,570,472
CTIVP® – DFA International Value Fund, Class 1 Shares(a)	5,723,743	37,662,225
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(a)	15,951,290	136,064,507
CTIVP® – William Blair International Leaders Fund, Class 1 Shares(a)	4,837,150	44,937,119
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares(a)	1,928,225	7,153,715
Total		441,999,539
U.S. Large Cap 47.8%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	2,711,939	59,337,231
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	2,139,354	100,271,509
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	4,208,202	80,502,912
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	10,939,750	107,865,933
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	4,445,335	87,662,003
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	2,609,077	86,777,884
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	2,809,925	83,482,878
Equity Funds (continued)
	Shares	Value ($)
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	3,646,298	80,729,041
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	2,514,645	80,342,922
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	3,582,312	66,881,759
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares(a),(b)	6,375,819	121,969,424
Total		955,823,496
U.S. Mid Cap 2.1%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	933,746	20,047,535
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	886,869	22,269,280
Total		42,316,815
U.S. Small Cap 3.9%
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares(a)	1,334,326	13,436,666
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares(a),(b)	1,156,573	16,805,002
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(a),(b)	596,870	9,806,579
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	1,027,491	19,604,526
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	932,046	17,531,775
Total		77,184,548
Total Equity Funds (Cost $1,515,644,950)		1,538,249,435

Fixed Income Funds 17.5%

Emerging Markets 0.5%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	1,183,783	9,742,535
High Yield 0.0%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	6,602	44,363
Investment Grade 16.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	8,213,950	85,753,640
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	3,778,613	44,360,913
Variable Portfolio – Aggressive Portfolio | Quarterly Report 2020	21

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, March 31, 2020 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	7,334,123	80,161,966
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	5,328,480	59,892,108
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	5,928,608	67,467,560
Total		337,636,187
Multisector 0.1%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	679,799	2,610,429
Total Fixed Income Funds (Cost $341,533,538)		350,033,514

Money Market Funds 2.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(a),(c)	50,399,740	50,374,540
Total Money Market Funds (Cost $50,398,810)		50,374,540
Total Investments in Securities (Cost: $1,962,396,093)		1,982,427,462
Other Assets & Liabilities, Net		18,342,220
Net Assets		2,000,769,682

At March 31, 2020, securities and/or cash totaling $18,499,422 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50 Index	863	06/2020	EUR	23,706,610	2,741,215	—
FTSE 100 Index	257	06/2020	GBP	14,483,235	1,605,508	—
S&P 500 Index E-mini	136	06/2020	USD	17,473,960	737,513	—
SPI 200 Index	162	06/2020	AUD	20,691,450	—	(56,777)
Total					5,084,236	(56,777)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(653)	06/2020	USD	(27,520,685)	—	(1,149,818)
Russell 2000 Index E-mini	(51)	06/2020	USD	(2,926,380)	—	(43,036)
TOPIX Index	(79)	06/2020	JPY	(1,108,370,000)	—	(260,975)
U.S. Ultra Treasury Bond	(123)	06/2020	USD	(27,290,625)	—	(2,880,863)
Total					—	(4,334,692)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 34	Morgan Stanley	06/20/2025	1.000	Quarterly	1.151	USD	83,555,000	792,099	—	—	792,099	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
22	Variable Portfolio – Aggressive Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, March 31, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	60,461,570	33,655,357	(43,717,187)	50,399,740	—	4,488	(24,003)	222,437	50,374,540
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	7,770,034	—	(3,510,291)	4,259,743	—	(4,162,371)	(3,364,040)	—	18,487,283
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	2,650,909	280,623	(219,593)	2,711,939	—	2,609,638	(16,284,056)	—	59,337,231
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	2,839,868	2,123	(702,637)	2,139,354	—	18,014,350	(42,467,587)	—	100,271,509
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares
	1,281,069	15,830	—	1,296,899	—	—	(220,156)	—	11,477,556
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	528,414	655,369	—	1,183,783	—	—	(1,778,048)	88,243	9,742,535
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	845,135	9,145	—	854,280	—	—	(4,179,924)	104,946	12,002,638
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	6,602	—	—	6,602	—	—	(6,073)	—	44,363
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	6,070,239	2,516,021	(372,310)	8,213,950	—	173,927	(2,251,594)	—	85,753,640
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	7,041,378	4,021	(2,837,197)	4,208,202	—	40,153,273	(49,072,188)	—	80,502,912
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	3,778,612	—	1	3,778,613	—	—	2,833,958	—	44,360,913
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	8,200,939	62,955	(132,243)	8,131,651	—	(40,123)	(29,263,678)	596,566	79,608,863
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	8,900,768	2,038,982	—	10,939,750	—	—	(22,879,204)	—	107,865,933
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	5,146,647	4,251	(705,563)	4,445,335	—	7,030,344	(43,464,908)	—	87,662,003
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares
	1,334,326	—	—	1,334,326	—	—	(7,472,228)	—	13,436,666
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares
	1,156,573	—	—	1,156,573	—	—	(3,805,125)	—	16,805,002
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	679,799	—	—	679,799	—	—	(292,314)	—	2,610,429
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	669,816	1,414	(74,360)	596,870	—	122,990	(5,063,350)	—	9,806,579
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	9,015,872	—	(1,681,749)	7,334,123	—	493,065	(857,408)	—	80,161,966
CTIVP® – AQR International Core Equity Fund, Class 1 Shares
	15,425,884	47,887	(555,152)	14,918,619	—	(601,266)	(39,776,894)	318,815	124,570,472
Variable Portfolio – Aggressive Portfolio | Quarterly Report 2020	23

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, March 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
CTIVP® – AQR Managed Futures Strategy Fund, Class 1 Shares
	1,853,038	—	—	1,853,038	—	—	444,730	—	13,805,134
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	5,923,412	—	(3,103,326)	2,820,086	—	(1,439,291)	(4,715,277)	—	20,925,037
CTIVP® – DFA International Value Fund, Class 1 Shares
	6,138,967	57,671	(472,895)	5,723,743	—	(1,284,986)	(17,046,341)	325,390	37,662,225
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	16,461,944	40,632	(551,286)	15,951,290	—	(242,744)	(40,671,223)	262,442	136,064,507
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	3,490,002	2,351	(883,276)	2,609,077	—	16,566,963	(26,824,149)	—	86,777,884
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	3,677,411	855	(868,341)	2,809,925	—	20,498,890	(33,791,272)	—	83,482,878
CTIVP® – MFS® Value Fund, Class 1 Shares
	1,220,603	2,841,547	(415,852)	3,646,298	—	4,575,833	(31,786,965)	—	80,729,041
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	2,651,107	1,595	(138,057)	2,514,645	—	3,492,406	(12,293,339)	—	80,342,922
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	4,254,034	4,455	(676,177)	3,582,312	—	9,835,292	(38,004,583)	—	66,881,759
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	5,400,235	—	(71,755)	5,328,480	—	61,969	1,176,038	—	59,892,108
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	933,472	274	—	933,746	—	—	(8,262,463)	—	20,047,535
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	886,630	239	—	886,869	—	—	(6,269,586)	—	22,269,280
CTIVP® – William Blair International Leaders Fund, Class 1 Shares
	5,260,892	20,346	(444,088)	4,837,150	—	(564,632)	(10,173,604)	114,981	44,937,119
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares
	1,888,868	39,357	—	1,928,225	—	—	(3,117,027)	146,406	7,153,715
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	5,074,263	925,092	(70,747)	5,928,608	—	42,039	1,191,978	—	67,467,560
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares
	3,311,477	3,241,757	(177,415)	6,375,819	—	1,836,884	(33,482,983)	—	121,969,424
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	1,044,095	316	(16,920)	1,027,491	—	126,138	(6,626,609)	—	19,604,526
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	947,742	309	(16,005)	932,046	—	147,877	(9,744,417)	—	17,531,775
Total					—	117,450,953	(549,685,912)	2,180,226	1,982,427,462

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2020.
24	Variable Portfolio – Aggressive Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, March 31, 2020 (Unaudited)
Currency Legend
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Aggressive Portfolio | Quarterly Report 2020	25